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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5662


                      Van Kampen California Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05
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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                                    COUPON       MATURITY           VALUE

           CALIFORNIA MUNICIPAL BONDS    156.9%
 $ 1,000   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr
           (AMBAC Insd)                                                                    5.875%      12/01/19       $  1,108,000
   1,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor
           Sr Citizens (CA MTG Insd)                                                       6.100       02/15/25          1,058,160
   1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion
           Ser A Rfdg (AMT) (GTY AGMT: Utd Dominion Realty Tr)                             6.400       08/15/30          1,064,740
   1,205   Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)                                  4.750       06/01/20          1,240,475
   1,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D                5.000       04/01/17          1,068,960
   1,000   California Ed Fac Auth Rev Pitzer College Ser A                                 5.000       04/01/30          1,019,320
     240   California Ed Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)         6.000       03/01/16            250,713
   1,500   California Ed Fac Auth Rev Univ of Redlands Ser A                               5.000       10/01/31          1,528,980
   1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                      5.000       11/15/27          1,027,550
   1,000   California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT) (MBIA Insd)         5.850       08/01/17          1,032,750
      25   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
           (GNMA Collateralized)                                                           7.800       02/01/28             25,400
   2,000   California St (FGIC Insd)                                                       5.000       10/01/23          2,083,400
   1,095   California St Pub Wks Brd Univ CA Institute Proj Ser C                          5.000       04/01/26          1,141,691
   1,000   California St Vet Bd Ser BH (AMT) (FSA Insd)                                    5.400       12/01/15          1,053,960
   1,600   Commerce, CA Jt Pwrs Fin Cmnty Ctr Proj (XLCA Insd)                             5.000       10/01/29          1,650,912
   1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                             5.000       06/01/21          1,058,020
   1,280   El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg (AMT)
           (MBIA Insd) (a)                                                                 5.250       07/01/15          1,380,608
   1,000   Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg Proj B (MBIA Insd)        5.000       09/01/19          1,058,450
   1,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)                   5.250       12/01/19          1,062,720
   1,000   Fontana, CA Redev Agy Tax Southeast Indl Pk Proj Rfdg (MBIA Insd)               5.000       09/01/22          1,048,210
   1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                        *       01/15/30            244,760
   1,000   Golden St Tob Securitization Corp CA Tob Settlement Rev Ser 2003 A-1            6.250       06/01/33          1,109,980
   1,000   Golden St Tob Securitization Corp CA Tob Settlement Rev Ser A                   5.000       06/01/45          1,016,420
   1,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                         5.250       11/01/23          1,072,390
   1,000   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC Insd)           5.000       09/02/22          1,036,970

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
     800   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus Ser A
           (AMBAC Insd) (a)                                                                5.000       08/01/19            855,376
   1,000   Long Beach, CA Harbor Rev Ser A Rfdg (AMT) (MBIA)                               5.000       05/15/25          1,041,440
   1,250   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA Cnty Sch
           Pooled Fin Proj Ser A (FSA Insd)                                                5.000       09/01/28          1,298,375
   2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                            5.000       07/01/26          2,094,400
   1,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                   5.250       07/01/20          1,091,610
   1,000   Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)                          5.000       08/01/25          1,054,340
   1,000   National City, CA Cmnty Dev Com Redev Proj Ser B Rfdg (AMBAC Insd)              5.250       08/01/32          1,072,280
   1,000   Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)                     5.500       05/01/19          1,143,790
   1,000   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)              4.750       08/01/21          1,019,620
   1,740   Riverside Cnty, CA Ctf Partn Historic Courthouse Ser B Rfdg
           (FGIC Insd) (a)                                                                 5.000       11/01/25          1,829,297
     955   San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA Collateralized)         5.000       07/20/18            981,110
   1,000   San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A (FSA Insd)              5.000       09/01/16          1,068,720
   2,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
           (MBIA Insd)                                                                     5.000       09/01/17          2,137,900
   1,355   San Marcos, CA Pub Fac Auth Tax Allocation Rev Proj Areas No 2 & 3
           Fin Proj Ser C (AMBAC) (a)                                                      4.750       08/01/25          1,382,141
   1,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                        5.600       08/01/23          1,172,370
   1,350   Santa Ana, CA Uni Sch Dist (MBIA Insd) (a)                                      5.375       08/01/21          1,472,458
   1,685   Santa Monica, CA Cmnty College Dist 2002 Election Ser C (MBIA Insd)             5.000       08/01/29          1,769,722
   1,000   Semitropic Impt Wtr Storage Dist CA Wtr Ser A (XLCA Insd)                       5.125       12/01/35          1,040,750
   1,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                       5.800       09/02/18          1,439,754
   1,000   State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                          5.500       08/01/28          1,104,790
   1,000   University of CA Rev Multi Purp Proj Ser M (FGIC Insd)                          5.125       09/01/17          1,074,400
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS    156.9%
   (Cost $50,578,489)                                                                                                   53,588,182

SHORT-TERM INVESTMENT    0.5%                                                                                              165,000
                                                                                                                    ---------------

TOTAL INVESTMENTS    157.4%
   (Cost $50,743,489)                                                                                                   53,753,182

OTHER ASSETS IN EXCESS OF LIABILITIES    1.2%                                                                              426,580

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.6%)                                                          (20,022,076)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $ 34,157,686
                                                                                                                    ===============

              Percentages are calculated as a percentage of net assets applicable to common shares.
*             Zero coupon bond
(a)           The Trust owns 100% of the bond issuance.
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
CA MTG      - California Mortgage Insurance
Connie Lee  - Connie Lee Insurance Co.
FGIC        - Financial Guaranty Insurance Co.


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FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
GTY AGMT    - Guarantee Agreement
MBIA        - Municipal Bond Investors Assurance Corp.
XLCA        - XL Capital Assurance Inc.
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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Municipal Trust

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005